Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Wrote down balances receivable
Cash held by subsidiary	228,794	$ 82,816
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on loss of control	2,085,624
Cash held by subsidiary	$ 739,947